Equity (Details) - USD ($)													1 Months Ended				3 Months Ended			12 Months Ended
	Feb. 25, 2025	Nov. 18, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 14, 2024	Oct. 01, 2024	Jul. 29, 2024	Jul. 19, 2024	May 07, 2024	Apr. 02, 2024	Sep. 17, 2023	Apr. 10, 2023	Jan. 31, 2025	Dec. 31, 2024		Nov. 30, 2024	Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Jan. 13, 2025	Dec. 17, 2024	Nov. 22, 2024	Nov. 12, 2024	Jul. 17, 2024	Nov. 15, 2023	Sep. 30, 2023	Sep. 20, 2023	Aug. 23, 2023
Equity [Line Items]
Common stock, shares authorized														100,000,000	[1]		100,000,000	[1]		100,000,000	[1]	100,000,000
Common stock par value per share (in Dollars per share)														$ 0.0001	[1]		$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001
Preferred stock shares authorized														1,000,000			1,000,000			1,000,000		1,000,000
Preferred stock per share (in Dollars per share)														$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Shares issued														2,445,364	[1]		4,935,826	[1]		2,445,364	[1]	742,416
Related party, description																	(i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore			(i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore
Price per share (in Dollars per share)								$ 13.5
Fair value of the shares (in Dollars)								$ 81,000								$ 300,000
Sale of shares (in Dollars)													$ 865,423
Common stock share vested						2,500					3,334
Compensation expenses (in Dollars)																				$ 1,413,458
Fair value of shares (in Dollars)										$ 143,000				$ 178,000			$ 178,000			$ 178,000							$ 4,600
Fair value per share (in Dollars per share)										$ 28.5				$ 26.7			$ 26.7			$ 26.7							$ 0.6
Cash payment (in Dollars)										$ 14,000									$ 266,925	$ 266,925		$ 438,932
Shares to issue	3,334
Stock compensation expenses (in Dollars)																	$ 84,936		$ 171,897	1,413,458
Underwriting public offering shares							166,667
Aggregate net proceeds (in Dollars)							$ 1,000,000
Percentage of warrant							15.00%
Net proceeds amount (in Dollars)																				$ 2,304,953
Initial business combination commencing period														30 days			30 days			30 days
Outstanding term														5 years			5 years			5 years
Sale price of ordinary share (in Dollars per share)																	$ 540			$ 540
Trading days																	20 days			20 days
Threshold consecutive trading days for redemption of warrants																	30 days			30 days
Redemption period																	30 days			30 days
Consummation of business																				90 days
Equity interest																				60.00%
Market value rate																				115.00%
Trigger price (in Dollars per share)														$ 540						$ 540
Issued price rate														180.00%						180.00%
Conversion Price of Percentage					75.00%
Warrant Units of Shares														837,788			837,788			837,788
Prefunded shares offered														4,472,272			4,472,272			4,472,272
Series B Warrants [Member]
Equity [Line Items]
Sale of shares (in Dollars)														$ 43
Warrants purchased																							549,107
Exercise price per share (in Dollars per share)																										$ 0.003
Warrants outstanding													549,107	430,859			430,859			430,859						894,454
Outstanding term																										2 years
Warrants exercised													1,839,023
Pre Funded Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share)																										$ 3.351
Exercise price per share (in Dollars per share)																										$ 0.003
Warrants outstanding														56,667			56,667			56,667						56,667
Series A Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share)							$ 7.2
Warrants purchased							191,667																1,848,201
Exercise price per share (in Dollars per share)							$ 7.2							$ 7.2			$ 7.2			$ 7.2			$ 0.6708			$ 3.354
Warrants outstanding													1,289,916	4,472,272		46,800	4,472,272			4,472,272						894,454
Outstanding term																										5 years
Warrants per share (in Dollars per share)																	$ 1.5			$ 1.5
Warrant [Member]
Equity [Line Items]
Ordinary price per share (in Dollars per share)														$ 345			$ 345			$ 345
Warrants purchased																								138,462			7,250
Exercise price per share (in Dollars per share)																											$ 26.1
Warrants outstanding														120,858			120,858			120,858
Conversion Price of Percentage																	80.00%			80.00%
Offering amount (in Dollars)																	$ 3,000,000			$ 3,000,000
Warrants exercised
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding														115,000			115,000			115,000
Private Warrants [Member]
Equity [Line Items]
Warrants outstanding														5,858			5,858			5,858
Series A Prefunded Warrants [Member]
Equity [Line Items]
Warrants outstanding																										56,667
Series B Prefunded warrants [Member]
Equity [Line Items]
Warrants outstanding																										56,667
Charles Hausman [Member]
Equity [Line Items]
Shares issued																															333
Preferred Stock [Member]
Equity [Line Items]
Capital stock														101,000,000			101,000,000			101,000,000
Preferred stock shares authorized														1,000,000			1,000,000			1,000,000
Preferred stock per share (in Dollars per share)														$ 0.0001			$ 0.0001			$ 0.0001
Warrants exercised
Common Stock [Member]
Equity [Line Items]
Commitment amount (in Dollars)												$ 60,000,000
Warrants purchased																											7,250
Warrants exercised																	1,839,023			477,659
Common Stock [Member] | Series A Warrant [Member]
Equity [Line Items]
Shares issued							1
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)														0.3			$ 0.3			$ 0.3
Letter Agreement [Member]
Equity [Line Items]
Shares issued																												4,168
Business Combination [Member]
Equity [Line Items]
Ordinary price per share (in Dollars per share)														276						276
Exercise price per share (in Dollars per share)														276						$ 276
IPO [Member]
Equity [Line Items]
Shares issued							1
Price per share (in Dollars per share)							$ 7.2
Warrant to purchase share							1
IPO [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued							1
Incentive Plan 2024 [Member]
Equity [Line Items]
Outstanding common stock percentage																	10.00%			10.00%
Compensation expenses (in Dollars)																	$ 1,100,000			$ 1,100,000
Incentive Plan 2024 [Member] | Common Stock [Member]
Equity [Line Items]
Outstanding common stock percentage																	5.00%			5.00%
2024 Incentive Plan [Member]
Equity [Line Items]
Fair value (in Dollars)		$ 200,000		$ 58,000
Fair value per share (in Dollars per share)		$ 2.64		$ 4.37
Stock compensation expenses (in Dollars)																	$ 49,315			$ 23,561
Newtek Loan [Member]
Equity [Line Items]
Price per share (in Dollars per share)														$ 300						$ 300
Fair value of the shares (in Dollars)																				$ 1,000,000
Shares awarded																				3,334
Finance expense (in Dollars)																	$ 660,000			$ 660,000
James Li [Member]
Equity [Line Items]
Shares issued																															1,667
Zhiyi Zhang [Member]
Equity [Line Items]
Shares issued																															1,667
Mr. Carpenter [Member]
Equity [Line Items]
Shares issued																													3,334	3,334
George Yutuc [Member]
Equity [Line Items]
Vest over time shares																	3,334			3,334
Kirk Collins [Member]
Equity [Line Items]
Vest over time shares																	1,667			1,667
Amber Wang [Member]
Equity [Line Items]
Vest over time shares																	1,667			1,667
Investor [Member]
Equity [Line Items]
Shares awarded								6,000
Yorkville [Member]
Equity [Line Items]
Sale of shares (in Dollars)												$ 60,000,000
YA Global II SPV, LLC [Member]
Equity [Line Items]
Commitment amount (in Dollars)														$ 300,000			$ 300,000			$ 300,000
Structuring fee (in Dollars)																	$ 25,000			$ 25,000
Trading days																	10 days			10 years
Consecutive trading days																	7 days			7 years
Ordinary price per share (in Dollars per share)														$ 10			$ 10			$ 10					$ 58.66
Share issued																									5,114
MZHCI LLC [Member]
Equity [Line Items]
Shares to issue									5,000	5,000
MZHCI LLC [Member] | Restricted Stock [Member]
Equity [Line Items]
Common stock share vested										2,500
EF Hutton LLC [Member]
Equity [Line Items]
Warrants purchased							25,000
D. Boral Capital LLC [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)			$ 0.0001
Price per share (in Dollars per share)			$ 3.354
Underwriting public offering shares			837,788
Exercise price per share (in Dollars per share)			$ 0.003
Net proceeds amount (in Dollars)			$ 2,500,000
D. Boral Capital LLC [Member] | Series B Warrants [Member]
Equity [Line Items]
Shares issued			1
Warrants outstanding			1
D. Boral Capital LLC [Member] | Pre Funded Warrant [Member]
Equity [Line Items]
Warrants purchased			56,667
Exercise price per share (in Dollars per share)			$ 3.351
D. Boral Capital LLC [Member] | Series A Warrant [Member]
Equity [Line Items]
Warrants outstanding			1
D. Boral Capital LLC [Member] | Common Stock [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)			$ 3.354
Alta Waterford LLC [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)				$ 0.0001
Restricted shares of common stock				13,334
PX SPAC Capital Inc [Member] | 2024 Incentive Plan [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)		$ 0.0001
Restricted shares of common stock		75,757
Minimum [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)														0.6708			0.6708			0.6708
Minimum [Member] | Series A Warrant [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)														$ 0.6708			$ 0.6708			$ 0.6708
Maximum [Member] | Series B Warrants [Member]
Equity [Line Items]
Warrants outstanding														3,577,818			3,577,818			3,577,818

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024